Contract Assets (Tables)	12 Months Ended
Dec. 31, 2022
Contract assets [abstract]
Summary of Contracts Assets

	December 31, 2022	December 31, 2021	January 1, 2021
	S$’000	S$’000	S$’000
Unbilled receivables	58,808	49,365	46,842